EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total Equity	$ 97,150	$ 79,872	$ 69,688
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	25,647	24,052	22,499
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,168	4,192	3,954
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	67,335	51,628	$ 43,235
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	5,226	4,347
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 62,109	$ 47,281